Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.9%
Communication Services - 3.9%
64,857	Alphabet, Inc. - Class A*	75,360,591
Consumer Discretionary - 14.5%
50,634	Amazon.com, Inc.*	98,722,122
253,933	Etsy, Inc.*	9,761,185
251,461	Home Depot, Inc.	46,950,283
522,266	NIKE, Inc.*	43,212,289
579,157	Starbucks Corp.	38,073,781
962,038	TJX Companies, Inc.	45,995,037
		282,714,697
Health Care - 24.9%
160,435	Bio-Rad Laboratories, Inc.*	56,242,093
624,671	Danaher Corp.	86,460,713
209,930	Edwards Lifesciences Corp.*	39,596,997
207,086	IDEXX Laboratories, Inc.*	50,164,513
167,830	Illumina, Inc.*	45,837,730
261,702	Thermo Fisher Scientific, Inc.	74,218,687
314,665	UnitedHealth Group, Inc.	78,471,158
362,400	West Pharmaceutical Services, Inc.	55,175,400
		486,167,291
Industrials - 8.5%
812,982	Fortive Corp.	44,868,477
356,142	Nordson Corp.	48,104,100
526,817	Verisk Analytics, Inc.	73,427,753
		166,400,330
Information Technology - 35.9%
197,628	Accenture PLC	32,264,747
203,672	Adobe, Inc.*	64,816,577
472,770	Analog Devices, Inc.	42,383,830
372,072	Aspen Technology, Inc.*	35,372,885
400,517	Autodesk, Inc.*	62,520,704
325,420	Intuit, Inc.	74,846,600
2,059,479	Marvell Technology Group, Ltd.	46,606,010
638,894	Microsoft Corp.	100,759,973
320,869	Monolithic Power Systems, Inc.	53,732,723
168,399	ServiceNow, Inc.*	48,259,785
183,760	Tyler Technologies, Inc.*	54,495,866
523,972	Visa, Inc.	84,422,369
		700,482,069
Materials - 5.2%
739,881	Ball Corp.	47,840,705
336,230	Ecolab, Inc.	52,394,721
		100,235,426
Total Common Stocks (Cost $1,562,346,409)		1,811,360,404

Real Estate Investment Trusts - 4.9%
440,910	American Tower Corp.	96,008,152
Total Real Estate Investment Trusts (Cost $71,324,454)		96,008,152

Short-Term Investments - 2.7%
Money Market Funds - 2.7%
53,337,807	First American Government Obligations Fund - Class Z, 0.39%#	53,337,807
Total Short-Term Investments (Cost $53,337,807)		53,337,807
Total Investments - 100.5% (Cost $1,687,008,670)		1,960,706,363
Liabilities in Excess of Other Assets - (0.5)%		(9,960,979)
NET ASSETS - 100.0%		$1,950,745,384

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.